Other Financial Liabilities (debt) - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Financial Liabilities debt [Line Items]
Description of amortization of credit facility			The credit facility calls for amortization in four installments, with 15% of the total facility due on December 31, 2020 (fully repaid as of December 31, 2019), 15% due on June 30, 2021 (fully repaid as of December 31, 2019), 35% due on December 31, 2021 (US$305 million after the March 2019 repayment) and 35% due on June 19, 2022 (US$525 million).
Repayments of borrowings, classified as financing activities			$ 95,000	$ 95,000	$ 300,000
Write off debt issuance costs			1,300	1,900	$ 2,000
Senior unsecured credit facility [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Borrowings	$ 1,500,000
Repayments of borrowings, classified as financing activities			$ 670,000	$ 470,000
Increased in Credit Facility	$ 225,000
Citi bank [Member] | Senior unsecured credit facility [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Notional amount		$ 1,800,000
Term of credit facility		5 years
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Borrowings, interest rate basis			Interest on the credit facility is based on the London Interbank Offered Rate (LIBOR) plus a spread (currently 1.9%) based on the Company´s total net debt to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio, as defined in the agreement.